5. EQUITY TRANSACTIONS (Details - Stockbased Compensation) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Stock Based Compensation	$ 887,607	$ 1,880,150	$ 2,186,309	$ 202,844
Stock Options
Stock Based Compensation			$ 2,186,309	$ 202,844